FINANCIAL INSTRUMENTS (Details 1) - Mortgage	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Mortgage	$ 13,248,486
Fair Value
Disclosure of detailed information about financial instruments [line items]
Mortgage	$ 13,518,501